Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 441,897	$ 363,746	$ 282,413
Operating cost and expenses
Integrated service cost		(226,172)	(209,553)	(166,793)
Promotional service and selling expenses		(186,849)	(133,082)	(81,977)
General and administrative expenses		(46,995)	(22,462)	(37,742)
Research and development expenses		(40,244)	(14,111)	(8,478)
Total operating costs and expenses		(500,260)	(379,208)	(294,990)
Total other income (expenses), net	[1]	(3,237)	455	1,903
Segment (loss) income before tax		(61,600)	(15,007)	(10,674)
Auto EInsurance Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		170,549	118,109	67,640
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(166,450)	(114,356)	(66,655)
General and administrative expenses		(4,627)	(4,394)	(4,267)
Research and development expenses		(1,180)	(1,236)	(1,017)
Total operating costs and expenses		(172,257)	(119,986)	(71,939)
Total other income (expenses), net	[1]	(121)	3,155	2,087
Segment (loss) income before tax		(1,829)	1,278	(2,212)
Technology Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		44,892	30,658	15,479
Operating cost and expenses
Integrated service cost		(28,103)	(26,428)	(5,242)
Promotional service and selling expenses		(15,535)	(11,265)	(8,075)
General and administrative expenses		(1,283)	(7,989)	(2,526)
Research and development expenses		(1,420)	(1,919)
Total operating costs and expenses		(46,341)	(47,601)	(15,843)
Total other income (expenses), net	[1]	(276)	(183)	11
Segment (loss) income before tax		(1,725)	(17,126)	(353)
Auto Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		226,456	214,979	199,294
Operating cost and expenses
Integrated service cost		(198,069)	(183,125)	(161,551)
Promotional service and selling expenses		(4,864)	(7,461)	(7,247)
General and administrative expenses		(8,534)	4,293	(30,949)
Research and development expenses		(4,624)	(10,456)	(7,461)
Total operating costs and expenses		(216,091)	(196,749)	(207,208)
Total other income (expenses), net	[1]	(1,942)	(1,272)	(195)
Segment (loss) income before tax		8,423	16,958	(8,109)
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses
General and administrative expenses		(32,551)	(14,372)
Research and development expenses		(33,020)	(500)
Total operating costs and expenses		(65,571)	(14,872)
Total other income (expenses), net	[1]	(898)	(1,245)
Segment (loss) income before tax		$ (66,469)	$ (16,117)

[1]	Included net of financial expenses, investment income, change of fair value of warrant liabilities and others.